Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 5,856,242	$ 3,356,380
Grants and contracts receivable	867,086	339,308
Taxes receivable	750,356
Prepaid expenses	135,391	140,693
Total current assets	7,609,075	3,836,381
Office furniture and equipment, net	23,868	12,995
Intangible assets, net	632,512	855,728
Total assets	8,265,455	4,705,104
Current liabilities:
Accounts payable	1,520,290	1,124,503
Warrant liability	8,281,247
Accrued compensation	233,739	29,495
Total current liabilities	10,035,276	1,153,998
Commitments and contingencies
Shareholders' equity (deficiency):
Preferred stock; 350,000 shares authorized; none issued or outstanding
Common stock, $.001 par value; 50,000,000 shares authorized in 2013 and 2012, respectively; 19,626,439 shares and 11,168,905 shares issued and outstanding in 2013 and 2012, respectively	19,626	11,169
Additional paid-in capital	130,549,930	125,820,318
Accumulated deficit	(132,339,377)	(122,280,381)
Total shareholders' equity (deficiency)	(1,769,821)	3,551,106
Total liabilities and shareholders' equity (deficiency)	$ 8,265,455	$ 4,705,104